INVESTMENTS IN AFFILIATE - SUMMARIZED FINANCIAL INFORMATION OF HILLI LLC (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Current assets	$ 139,697	$ 133,299
Current liabilities	(729,060)	(309,154)
Hilli LLC
Schedule of Equity Method Investments [Line Items]
Current assets	59,900	54,000
Non-current assets	1,223,490	1,300,065
Current liabilities	(39,423)	(45,106)
Non-current liabilities	$ (865,580)	$ (924,578)